Provisions	12 Months Ended
Dec. 31, 2021
Provisions [Abstract]
Provisions
28.	PROVISIONS

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Warranties	$182	$213
Onerous contracts	171	147
Employee benefits	57	63
Others	5	4
	$415	$427

Current	$314	$285
Noncurrent	101	142
	$415	$427

	Warranties	Onerous Contracts	Employee Benefits	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2019	$132	$19	$51	$5	$207
Additional provisions recognized	127	48	9	—	184
Used / forfeited during the year	(86)	—	(1)	—	(87)
Balance on December 31, 2019	$173	$67	$59	$5	$304

Balance on January 1, 2020	$173	$67	$59	$5	$304
Additional / (reversal of) provisions recognized	131	92	(2)	—	221
Used / forfeited during the year	(122)	(3)	—	—	(125)
Acquired by business combinations (Note 14)	—	15	—	—	15
Balance on December 31, 2020	$182	$171	$57	$5	$415

Balance on January 1, 2021	$182	$171	$57	$5	$415
Additional / (reversal of) provisions recognized	102	(24)	7	(1)	84
Used / forfeited during the year	(71)	—	(1)	—	(72)
Effect of foreign exchange differences	—	—	—	—	—
Balance on December 31, 2021	$213	$147	$63	$4	$427
a.

The provision for warranty claims represents the present value of the management’s best estimate of the future outflow of economic benefits that will be required under the Company’s obligation for warranties in sales agreements.  The estimate has been made based on historical warranty experience.

b.	The provision for employee benefits represents vested long-term service compensation accrued.
c.

The provision for onerous contracts represents the present obligation resulting from the measurement for the unavoidable costs of meeting the Company’s contractual obligations exceed the economic benefits expected to be received from the contracts.